Business Combinations (Tables) (4K Acquisition Corp. [Member])	12 Months Ended
Mar. 31, 2014
4K Acquisition Corp. [Member]
Summary of Fair Values of Assets Acquired

The following table summarizes the fair values of the assets acquired at the acquisition date:

Millions of Yen
Current assets	¥125
Property and equipment	7
Identifiable intangible assets	1,001
Other assets	31

Total assets acquired	¥1,164